RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related Party Transactions
Compensation breakdown for key management personnel, comprising of the Company’s directors and executive officers, is as follows:

	Years ended December 31,
	2024	2023
Salaries and other benefits	$5.5	$7.2
Retirement benefits	0.7	2.1
Share-based payments	3.2	4.2
	$9.4	$13.5